Business acquisitions and development projects	6 Months Ended
Jun. 30, 2018
Business Combinations [Abstract]
Business acquisitions and development projects
Business acquisitions and development projects

(a)	Great Bay Solar Facility
In March 2018, the Company placed in service a 75 MWac solar powered generating facility in Somerset County, Maryland. Commercial operations as defined by the power purchase agreement was reached on March 29, 2018.
The Great Bay Solar Facility is controlled by a subsidiary of APUC (Great Bay Holdings, LLC). The Class A partnership units are owned by a third-party tax equity investor who funded $42,750 in 2017 with the remaining expected to be received in late 2018. Through its partnership interest, the tax equity investor will receive the majority of the tax attributes associated with the project. The Company accounts for this interest as "Non-controlling interest" on the unaudited interim consolidated balance sheets.

(b)	Acquisition of the St. Lawrence Gas Company, Inc.
On August 31, 2017, the Company entered into a definitive agreement to acquire St. Lawrence Gas Company, Inc. ("SLG"). SLG is a rate-regulated natural gas distribution utility serving customers in northern New York state. The total purchase price for the transaction is $70,000, less total third-party debt of SLG outstanding at closing, and subject to customary working capital adjustments. Closing of the transaction remains subject to regulatory approval and other closing conditions and is expected to occur in early 2019.

(c)	Approval to acquire the Perris Water Distribution System
On August 10, 2017, the Company’s board approved the acquisition of two water distribution systems serving customers from the City of Perris, California.  The anticipated purchase price of $11,500 is expected to be established as rate base during the regulatory approval process.  The City of Perris residents voted to approve the sale on November 7, 2017. Liberty Utilities Group filed an application requesting approval for the acquisition of the assets of the water utilities with the California Public Utility Commission on May 8, 2018. Final approval is expected in Q1 2019.